INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES - Summary of Estimate the Fair Value of the Put Right Using the Following Assumptions (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 19, 2022	Dec. 31, 2022	Dec. 31, 2021
Put Right Liabilities Series A [Member]
Schedule of Equity Method Investments [Line Items]
Expected terms (Year)		1 year 8 months 12 days	2 years 8 months 12 days
Estimated volatility		33.90%	34.50%
Spot price		$ 148,276	$ 171,134
Probability of triggering event for redemption option		70.00%	70.00%
Put Right Liabilities Series B [Member]
Schedule of Equity Method Investments [Line Items]
Expected terms (Year)	2 years 1 month 6 days	1 year 8 months 12 days
Estimated volatility	31.30%	31.10%
Spot price	$ 36,570	$ 36,516
Probability of triggering event for redemption option	70.00%	70.00%